Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue	€ 4,037	€ 1,354
Other income	765	1,043	€ 9,452
Research and development costs	(50,867)	(42,220)	(38,135)
General and administrative costs	(18,651)	(17,368)	(13,685)
Total operating costs	(69,518)	(59,588)	(51,820)
Operating result	(64,716)	(57,191)	(42,368)
Financial income	3,733	616	313
Financial expense	(5,127)	(3,405)	(4,029)
Results related to associates	(8)	(217)	(322)
Gain on disposal of associate		514
Results related to derecognition of financial liabilities	(1,390)
Results related to financial liabilities measured at fair value through profit or loss	2,713	(1,880)	(84)
Result before corporate income taxes	(64,795)	(61,563)	(46,490)
Corporate income taxes	(96)	(117)	(124)
Result for the year	(64,891)	(61,680)	(46,614)
Other comprehensive income
Items that will never be reclassified to profit or loss
Items that are or may be reclassified to profit or loss
Foreign operations - foreign currency translation differences	782	619	(340)
Total comprehensive loss	(64,109)	(61,061)	(46,954)
Result attributable to
Owners of the Company	(65,111)	(61,621)	(46,565)
Non-controlling interests	220	(59)	(49)
Result for the year	(64,891)	(61,680)	(46,614)
Total comprehensive loss attributable to
Owners of the Company	(64,329)	(61,002)	(46,905)
Non-controlling interests	220	(59)	(49)
Total comprehensive loss	€ (64,109)	€ (61,061)	€ (46,954)
Share information
Weighted average number of shares outstanding	71,641,305	64,182,492	50,060,565
Earnings per share for result attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.91)	€ (0.96)	€ (0.93)
Diluted loss per share	€ (0.91)	€ (0.96)	€ (0.93)